General (Tables)	6 Months Ended
Dec. 31, 2025
General
Schedule of activities of subsidiaries

The Group has the following subsidiaries as at December 31, 2025 and June 30, 2025:

Name of entity	Principal activities	Country of business and incorporation	Proportion of ordinary shares held by Group
			December 31, 2025	June 30, 2025
			%	%
Basel Medical Group Pte. Ltd. (F.K.A. Singmed Specialists Pte. Ltd.)	Other holding companies	Singapore	100	100
Singapore Sports & Orthopaedic Clinic Pte. Ltd.	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Singapore	100	100
Singapore Sports & Orthopaedic Services Pte. Ltd.	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Singapore	100	100
SSOC Pte. Ltd.	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Singapore	100	100
SSOS Pte. Ltd.	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Singapore	100	100
Singapore Knee, Sports and Orthopaedic Clinic Pte. Ltd.	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Singapore	100	100

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

1.	General (Continued)

Name of entity	Principal activities	Country of business and incorporation	Proportion of ordinary shares held by Group
			December 31, 2025	June 30, 2025
			%	%
Singapore Knee, Sports & Orthopaedic Services Pte. Ltd.	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Singapore	100	100
Pharma Avenue Pte. Ltd. (F.K.A. Singapore Sports and Physiotherapy Centre Pte. Ltd.)	Other health services N.E.C (E.g. Physiotherapy, chiropratic, speech therapy) and physiotherapy	Singapore	100	100
Basel Medflow Pte. Ltd.	Other information technology and computer service activities, retail sale of sports apparel and equipment (including bicycles, boats and healthcare equipment)	Singapore	60	60

Bethesda Medical Pte. Ltd.	Clinics and other general medical services (western)	Singapore	100	100

Oasis Medical Clinic Pte. Ltd.	Clinic and other general medical services (western)	Singapore	100	100

SSOC Novena Pte. Ltd.	Clinic and other general medical services (western) and specialized medical services (including day surgical centres)	Singapore	53	-

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

1.	General (Continued)

Name of entity	Principal activities	Country of business and incorporation	Proportion of ordinary shares held by Group
			December 31, 2025	June 30, 2025
			%	%

SSOC Orchard Pte. Ltd.	Clinic and other general medical services (western) and specialized medical services (including day surgical centres)	Singapore	53	-

SSOC Farrer Park Pte. Ltd.	Clinic and other general medical services (western) and specialized medical services (including day surgical centres)	Singapore	53	-

Eyetrust Medical Pte. Ltd.	Specialised medical services (including day surgical centres) and retail sale of cosmetics and toiletries (including skin care products)	Singapore	65	-

Chartered Imaging Pte. Ltd.	Medical diagnostic imaging centres (e.g X-ray services)	Singapore	100	-